Equity	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Equity [Abstract]
EQUITY

13 — EQUITY

Subsequent to the reverse acquisition, the Company had two classes of ordinary shares: Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Holders of Class A ordinary shares are entitled to one vote per Class A ordinary share, and holders of Class B ordinary shares are entitled to 15 votes per Class B ordinary share. At the option of the holder of Class B ordinary shares, each Class B ordinary share is convertible into one Class A ordinary share at any time. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

BaiJiaYun Limited Equity

Prior to the reverse acquisition, BJY issued 31,283,756 ordinary shares to the existing shareholders of ordinary and preferred shares for no consideration in August 2022, which were subsequently converted into Class A ordinary shares or Class B ordinary shares of the Company. The equity structure of the combined company reflects the equity structure of Fuwei, and the equity structure of BJY is restated using the conversion ratio to reflect the number of shares of Fuwei issued in the reverse acquisition.

Class A Ordinary Shares

The Company is authorized to issue 2,000,000,000 shares of Class A ordinary shares, par value of US$0.519008 per share. Upon completion of the Merger, the Company issued 25,936,012 Class A ordinary shares to shareholders of BJY and at the same time, the outstanding ordinary shares of Fuwei immediately before the completion of the Merger were recapitalized as 3,265,837 Class A ordinary shares. In addition, warrants to subscribe for 17,964,879 Class A ordinary shares were issued to certain shareholders of BJY in lieu of shares issuable for the automatic conversion of the convertible redeemable preferred shares held by certain preferred shareholders upon the completion of the Merger as the required ODI filings had not been completed. The warrants accord the holders with all rights and obligations attached to the Class A ordinary shares, as if such warrant holders had exercised the warrants and been duly registered as shareholders of the Company. As of December 31, 2022 and June 30, 2022, there were 47,166,728 and 9,737,486 Class A shares outstanding, respectively, after giving retrospective effects of recapitalization on equity due to reverse acquisition.

Class B Ordinary Shares

The Company is authorized to issue 2,300,000,000 shares of Class B ordinary shares, par value of US$0.519008 per share. Upon completion of the Merger, the Company issued 54,583,957 Class B ordinary shares, including 7,406,060 shares, after giving effect of share conversion in relation to the reverse acquisition, reserved for 2021 Share Incentive Plan and held by Duo Duo International Limited (“Duo Duo”). Duo Duo is not entitled to rights and benefits as Class B ordinary shareholder in relation to the shares mentioned above, except to exercise shareholder right corresponding to the Company’s instruction from time to time. As of December 31, 2022 and June 30, 2022, there were 47,177,897 and 24,668,844 Class B ordinary shares outstanding, respectively, after giving retroactive effects of recapitalization on equity due to reverse acquisition.

Restricted Net Assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries only out of their respective retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the subsidiaries. The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

As of December 31, 2022 and June 30, 2022, the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries set aside statutory reserves amounted to $919,407.

As of December 31, 2022 and June 30, 2022, the Company had net assets restricted in the aggregate, which include paid-in capital and statutory reserve of the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries that are included in the Company’s consolidated net assets, of $56,411,356 and $49,756,268, respectively.

15 — EQUITY

Ordinary Shares

The Company’s authorized share capital is 500,000,000 shares of a nominal or par value of US$0.0001. The authorized share capital is comprised of (i) 458,694,920 share are designated as ordinary Shares of a par value of US$0.0001 each, (ii) 9,880,984 are designated as series A preferred shares (including the series Seed preferred shares) of a par value of US$0.0001 each, (iii) 12,532,172 are designated as series A+ (including A-1/A-2/A-3) preferred shares of a par value of US$0.0001 each, (iv) 11,047,269 are designated as series B preferred shares of a par value of US$0.0001 each, (v) 5,424,746 are designated as series B+ preferred shares of a par value of US$0.0001 each, (vi) 2,419,909 are designated as series C preferred shares of a par value of US$0.0001 each.

On April 21, 2021, the Company issued 38,417,461 shares of ordinary shares, at par value of $0.0001, to all existing shareholders on a pro rata basis. No cash or other consideration was paid for the issuance of 38,417,461 ordinary shares. All the existing shareholders and directors of the Company considered this stock issuance was part of the Company’s reorganization to result in 38,417,461 ordinary shares issued and outstanding prior to completion of this offering and similar to stock split. The Company has retroactively restated all shares and per share data for all periods presented.

In January 2021, the Company issued a total of 4,024,415 ordinary shares for acquisition of non-controlling interests, of which 366,170 ordinary shares was for the exchange of the 30% of equity interest in Baijia Cloud Technology and 3,658,245 of ordinary shares was for the exchange of the 49% of equity interest in Baijiayun Information Technology, respectively.

In October 2020, the Company issued 1,627,424 ordinary shares to Nanjing Shilian Technology Co., Ltd who is the general partner of the Company’s employee share-based payment platform.

As a result, the Company had 458,694,920 authorized ordinary shares, par value of US$0.0001, of which 44,069,300 were issued and outstanding as of June 30, 2022 and 2021.

Restricted Net Assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries only out of their respective retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the subsidiaries. The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

As of June 30, 2022 and 2021, the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries set aside statutory reserves amounted to $919,407 and $17,758, respectively. The Company has not allocated any of its after-tax profits to the staff welfare and bonus funds for any period presented.

As of June 30, 2022 and 2021, the Company had net assets restricted in the aggregate, which include paid-in capital and statutory reserve of the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries that are included in the Company’s consolidated net assets, of $49,756,268 and $47,196,030, respectively.